SIGNIFICANT ACCOUNTING POLICIES - Revenue from contracts with customers (Details)	12 Months Ended
Dec. 31, 2021
Listing revenue
Disclosure of initial application of standards or interpretations [line items]
Average time period between the payment and delivery of service	30 days
Minimum | Lead generation revenue
Disclosure of initial application of standards or interpretations [line items]
Payment period (in days)	20 days
Minimum | Display advertising revenue
Disclosure of initial application of standards or interpretations [line items]
Payment period (in days)	20 days
Minimum | Mortgage Marketplace
Disclosure of initial application of standards or interpretations [line items]
Payment period (in days)	20 days
Minimum | Data Analytics Services
Disclosure of initial application of standards or interpretations [line items]
Payment period (in days)	20 days
Maximum | Lead generation revenue
Disclosure of initial application of standards or interpretations [line items]
Payment period (in days)	30 days
Maximum | Display advertising revenue
Disclosure of initial application of standards or interpretations [line items]
Payment period (in days)	30 days
Maximum | Mortgage Marketplace
Disclosure of initial application of standards or interpretations [line items]
Payment period (in days)	30 days
Maximum | Data Analytics Services
Disclosure of initial application of standards or interpretations [line items]
Payment period (in days)	30 days